financing costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Interest expense
Long-term debt, excluding lease liabilities and other - gross	$ 327	$ 306	$ 655	$ 590
Long-term debt, excluding lease liabilities and other - capitalized	(3)		(6)	(9)
Long-term debt, excluding lease liabilities and other - net	324	306	649	581
Short-term borrowings and other	17	12	30	29
Long-term debt prepayment premium	51		51
Total	392	318	730	610
Long-term debt - lease liabilities	41	42	84	83
Long-term debt - other	6	8	11	14
Employee defined benefit plans net interest	4	3	7	6
Accretion on provisions	5	7	13	14
Interest expense from transactions that do not only involve the raising of finance, Total	56	60	115	117
Interest expense other than foreign exchange and unrealized changes	448	378	845	727
Foreign exchange	(7)	12	(44)	12
Total	441	390	801	739
Interest income	(21)	(17)	(46)	(22)
Net	420	373	755	717
Net interest cost			754	720	$ 1,497	$ 1,404
Interest expense on long-term debt, excluding lease liabilities and other - capitalized			(6)	(9)
Employee defined benefit plans net interest	$ 4	$ 3	$ 7	$ 6
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)			5.30%	5.30%